Income Taxes (Reconciliation of Effective Tax Rate to U.S. Federal Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal income tax rate	35.00%	35.00%	35.00%
Research and development credit	0.00%	(1.30%)	(2.00%)
Income subject to other than the federal income tax rate	(8.80%)	(8.30%)	(14.50%)
Tax expense on unrepatriated earnings of international subsidiaries	5.70%	0.00%	0.00%
Change in tax rates	0.40%	(1.80%)	0.50%
State taxes, net of federal benefits	1.50%	1.40%	(0.30%)
Valuation allowance	0.10%	(1.20%)	(21.70%)
Tax law change	0.00%	0.00%	11.30%
Favorable resolution of prior year audits	(6.70%)	0.00%	(1.40%)
Other charges, net	1.20%	0.90%	2.10%
Effective tax rate	28.40%	24.70%	9.00%